Net Loss Per Share Attributable to Common Stockholders (FY) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Antidilutive shares (in shares)	76,110,000	267,514,000	236,542,000	234,798,000	141,285,000
Performance Shares
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Antidilutive shares (in shares)		5,248,300	15,454,720	0	0
Contingently Issuable Shares
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Antidilutive shares (in shares)			0	2,104,900